Restricted Cash and Cash Equivalents Restricted Cash and Cash Equivalents—CTPL Reserve (Details) (Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013
Construction And Interest Payments [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 27,900,000	$ 20,500,000
Restricted Cash and Cash Equivalents, Noncurrent	5,800,000	81,400,000
Creole Trail Pipeline Credit Facility [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000,000	$ 400,000,000
Cheniere Creole Trail Pipeline LP [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Length of Natural Gas Pipeline, in miles	94